Stockholders' Equity (Details 4) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares [Roll Forward]
Balance at beginning	158,756	157,193	100,464
Granted	10,000	82,550	109,483
Forfeited		(3,416)	(1,547)
Vested		(77,571)	(51,207)
Balance at ending		158,756	157,193
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Balance at beginning	$ 14.1	$ 15.6	$ 16.8
Granted		14.1	18.9
Forfeited		17.7	22.8
Vested		15.9	17.4
Balance at ending		$ 14.1	$ 15.6